Property Plant and Equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment
Beginning balance	$ 50,969	$ 52,565
Additions	8,040	4,640
Disposals		(17)
Currency translation adjustment	6	(7)
Transfers	1,624	14
Depreciation charges	(6,548)	(6,226)
Ending balance	54,091	50,969
Costs [Member]
Property, Plant and Equipment
Beginning balance	181,411	176,781
Ending balance	191,081
Accumulated Depreciation [Member]
Property, Plant and Equipment
Beginning balance	(130,442)	(124,216)
Ending balance	(136,990)
Buildings And Facilities [Member]
Property, Plant and Equipment
Beginning balance	46,140	47,610
Additions	5,656	3,131
Disposals		0
Currency translation adjustment	0	0
Transfers	0	0
Depreciation charges	(4,509)	(4,601)
Ending balance	47,287	46,140
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment
Beginning balance	(74,724)	(70,123)
Ending balance	(79,233)
Buildings And Facilities [Member] | Costs [Member]
Property, Plant and Equipment
Beginning balance	120,864	117,733
Ending balance	126,520
Machinery and Equipment [Member]
Property, Plant and Equipment
Beginning balance	2,394	2,571
Additions	1,617	961
Disposals		(10)
Currency translation adjustment	0	0
Transfers	1,624	14
Depreciation charges	(1,539)	(1,142)
Ending balance	4,096	2,394
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment
Beginning balance	(46,693)	(45,551)
Ending balance	(48,232)
Machinery and Equipment [Member] | Costs [Member]
Property, Plant and Equipment
Beginning balance	49,087	48,122
Ending balance	52,328
Other PPE [Member]
Property, Plant and Equipment
Beginning balance	2,435	2,384
Additions	767	548
Disposals		(7)
Currency translation adjustment	6	(7)
Transfers	0	0
Depreciation charges	(500)	(483)
Ending balance	2,708	2,435
Other PPE [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment
Beginning balance	(9,025)	(8,542)
Ending balance	(9,525)
Other PPE [Member] | Costs [Member]
Property, Plant and Equipment
Beginning balance	11,460	$ 10,926
Ending balance	$ 12,233